Earnings Per Common Share (Computation of Basic and Diluted Earnings Per Common Share) (Detail) - JPY (¥) ¥ / shares in Units, shares in Thousands, ¥ in Millions		6 Months Ended
		Sep. 30, 2017	Sep. 30, 2016
Net income:
Net income attributable to MHFG shareholders		¥ 372,549	¥ 379,558
Less: Net income attributable to preferred shareholders		0	0
Net income attributable to common shareholders		372,549	379,558
Effect of dilutive securities:
Convertible preferred stock		0	0
Net income attributable to common shareholders after assumed conversions		¥ 372,549	¥ 379,558
Shares:
Weighted average common shares outstanding		25,366,347	25,204,801
Effect of dilutive securities:
Convertible preferred stock	[1]		165,533
Stock options		7,933	11,997
Weighted average common shares after assumed conversions		25,374,280	25,382,331
Amounts per common share:
Basic net income per common share		¥ 14.69	¥ 15.06
Diluted net income per common share		¥ 14.68	¥ 14.95

[1]	The number of common shares after assumed conversion of the convertible preferred stock is based on the applicable conversion prices.